Stockholders Equity (Details 1) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares unvested at beginning	10,327	67,894
Weighted average grant date fair value unvested at beginning	$ 245.33	$ 200.1
Number of shares vested	(5,892)	(52,728)
Weighted average grant date fair value vested	$ 305.92	$ 114.28
Number of shares forfeited	(238)	(27,827)
Weighted average grant date fair value forfeited	$ 146.55	$ 191.21
Number of shares unvested at end	4,197	10,327
Weighted average grant date fair value unvested at end	$ 117.95	$ 245.33